Basis of preparation (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)
Common Table Line Items [Line Items]
Other reserves	€ (12.1)			€ (24.6)
Translation reserve	€ 113.6			101.0
Description of nature of impending change in accounting policy	Recently issued and not yet adopted accounting pronouncements under IFRSOn April 9, 2024, the IASB issued IFRS 18 'Presentation and Disclosure in Financial Statements'. IFRS 18 replaces IAS 1 'Presentation of Financial Statements'. The new Accounting Standard introduces a number of changes to the structure of the Statement of Profit or Loss, more transparency in the presentation of management's own performance measures and more granularity in reporting of financial information. The main impacts of the new Accounting Standard include:• Improved comparability in the Statement of Profit or Loss by introducing a set of clearly defined categories based on main business activities (i.e. operating, investing and financing);• Requiring disclosure about management-defined performance measures; and• Adding new principles for aggregation and disaggregation of information. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is still assessing the full impact of the standard.There are no other accounting pronouncements with a material impact on the Company.
Cash flow hedges
Common Table Line Items [Line Items]
Other reserves	€ (14.8)			€ (27.5)
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount	€ 553.2
Interest rate	3.50%		3.50%
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	€ 647.9		$ 693.0			€ 700.6	$ 700.0
Interest rate	2.50%		2.50%	3.00%	3.75%
Other reserves
Common Table Line Items [Line Items]
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory	€ 4.5	€ (3.5)